CONSOLIDATED STATEMENTS OF (INCOME) LOSS AND OTHER COMPREHENSIVE (INCOME) LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative	$ 1,925	$ 488
Consulting and professional fees	2,729	4,309
Exploration and evaluation expenditures	3,428	4,705
Investor relations and marketing	1,000	843
Refinery, engineering and metallurgical studies	2,349	4,442
Refinery, permitting, and environmental expenses	128	867
Salary and benefits	3,913	2,804
Share-based payments	1,282	731
Operating loss	16,754	19,189
Other
Unrealized loss on marketable securities	(589)	(2,617)
Gain (loss) on financial derivative liability - convertible notes	27,686	(12,952)
Gain on other financial derivative liability	1,531
Other non-operating income (expense)	677	(158)
Income (loss) before taxes	12,551	(34,916)
Net (Income) Loss	12,551	(34,916)
Other comprehensive income
Foreign currency translation expense		3
Net income (loss) and other comprehensive income (loss)	$ 12,551	$ (34,919)
Basic income (loss) per share	$ 0.38	$ (1.26)
Diluted income loss per share	$ (0.37)	$ (1.26)
Weighted average number of shares outstanding (basic)	32,646,906	27,753,182
Weighted average number of shares outstanding (diluted)	40,763,386	27,753,182